INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P. (Details) - Millburn Multi Markets Trading L P [Member]	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	89.14%	90.61%
U S Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	33.60%	35.47%
Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	55.54%	55.14%